Balanced Fund
Schedule of Investments
June 30, 2021 (Unaudited)
Common Stocks - 47 .2%
a
Information Technology
% of Net
Assets Shares $ Value
Data Processing & Outsourced
Services 4.7
Visa, Inc. - Class A 15,000 3,507,300
Mastercard, Inc. - Class A 9,250 3,377,082
Fidelity National Information Services,
Inc. 22,000 3,116,740
a
Systems Software 3.6
Microsoft Corp. 17,500 4,740,750
Oracle Corp. 37,500 2,919,000
a
Semiconductors 2.5
Analog Devices, Inc. 17,500 3,012,800
Texas Instruments, Inc. 12,500 2,403,750
a
IT Consulting & Other Services 1.1
Accenture plc - Class A
(a)
8,000 2,358,320
a
11.9 25,435,742
Financials
Insurance Brokers 2.2
Aon plc - Class A
(a)
20,000 4,775,200
a
Investment Banking & Brokerage 2.2
The Charles Schwab Corp. 65,000 4,732,650
a
Multi-Sector Holdings 2.2
Berkshire Hathaway, Inc. - Class B
(b)
17,000 4,724,640
a
Property & Casualty Insurance 1.8
Markel Corp.
(b)
3,250 3,856,808
a
Diversified Banks 1.5
JPMorgan Chase & Co. 20,000 3,110,800
a
Financial Exchanges & Data 1.2
S&P Global, Inc. 6,000 2,462,700
a
Mortgage REITs 0.7
Redwood Trust, Inc. 125,000 1,508,750
a
11.8 25,171,548
Health Care
Health Care Services 2.2
Laboratory Corp. of America
Holdings
(b)
17,000 4,689,450
a
Life Sciences Tools & Services 1.9
Thermo Fisher Scientific, Inc. 8,000 4,035,760
a
Health Care Equipment 1.9
Danaher Corp. 15,000 4,025,400
a
6.0 12,750,610
Communication Services
Cable & Satellite 3.3
Charter Communications, Inc. - Class
A
(b)
5,000 3,607,250
Comcast Corp. - Class A 60,000 3,421,200
a
Communication Services
% of Net
Assets Shares $ Value
a
Interactive Media & Services 2.2
Alphabet, Inc. - Class C
(b)
1,900 4,762,008
a
5.5 11,790,458
Industrials
Industrial Conglomerates 2.5
Roper Technologies, Inc. 6,000 2,821,200
Honeywell International, Inc. 11,000 2,412,850
a
Industrial Machinery 2.1
IDEX Corp. 11,000 2,420,550
Fortive Corp. 30,000 2,092,200
a
4.6 9,746,800
Materials
Construction Materials 3.2
Vulcan Materials Co. 22,500 3,916,575
Martin Marietta Materials, Inc. 8,000 2,814,480
a
Industrial Gases 1.2
Linde plc
(a)
9,000 2,601,900
a
4.4 9,332,955
Consumer Discretionary
Automotive Retail 1.7
AutoZone, Inc.
(b)
2,500 3,730,550
Consumer Staples
Distillers & Vintners 1.3
Diageo plc - ADR
(a)
15,000 2,875,350
a
Total Common Stocks (Cost $49,858,856) 100,834,013
Non-Convertible Preferred Stocks - 1 .8%
a
Consumer Discretionary
Internet & Direct Marketing Retail 1.8
Qurate Retail, Inc. 8.00% 3/15/31 35,000 3,788,750
Corporate Bonds - 3 .2%
a
a a
$ Principal
Amount $ Value a
a
AutoZone, Inc.
3.625% 4/15/25 500,000 547,588
First Republic Bank
2.5% 6/06/22 2,185,000 2,224,585
JPMorgan Chase & Co.
3.375% 5/01/23 500,000 526,519
Markel Corp.
4.9% 7/01/22 410,000 427,309
3.625% 3/30/23 500,000 525,578
Oracle Corp.
1.9% 9/15/21 1,000,000 1,001,984
U.S. Bancorp
2.4% 7/30/24 500,000 526,312

Balanced Fund
(Continued)
Schedule of Investments
June 30, 2021 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Wells Fargo & Co.
3.5% 3/08/22 1,000,000 1,022,335
a
Total Corporate Bonds (Cost $6,653,532) 6,802,210
Corporate Convertible Bonds - 1 .0%
a
a
Redwood Trust, Inc.
5.625% 7/15/24 (Cost $1,864,116) 2,000,000 2,075,000
Asset-Backed Securities - 5 .8%
a
a
Automobile
American Credit Acceptance Receivables Trust
(ACAR)
Series 2020-4 Class A - 0.53% 3/13/24
(c)
227,928 228,164
Series 2021-2 Class A - 0.37% 10/15/24
(c)
228,307 228,468
ARI Fleet Lease Trust (ARIFL)
Series 2020-A Class A2 - 1.77% 8/15/28
(c)
150,832 151,758
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 - 0.47% 4/15/33
(c)
473,167 473,250
DT Auto Owner Trust (DTAOT)
Series 2018-3A Class C - 3.79% 7/15/24
(c)
165,198 165,860
Series 2020-3A Class A - 0.54% 4/15/24
(c)
261,600 261,958
Enterprise Fleet Financing LLC (EFF)
Series 2019-2 Class A2 - 2.29% 2/20/25
(c)
211,360 214,355
Series 2020-1 Class A2 - 1.78% 12/22/25
(c)
364,624 369,576
Enterprise Fleet Funding LLC (EFF)
Series 2021-1 Class A1 - 0.16793% 3/21/22
(c)
218,796 218,803
Exeter Automobile Receivables Trust (EART)
Series 2020-2A Class A - 1.13% 8/15/23
(c)
31,085 31,111
Foursight Capital Automobile Receivables Trust
(FCRT)
Series 2021-1 Class A1 - 0.26978% 2/15/22
(c)
29,165 29,165
GLS Auto Receivables Issuer Trust (GCAR)
Series 2020-1A Class A - 2.17% 2/15/24
(c)
75,622 76,061
Series 2020-2A Class A - 1.58% 8/15/24
(c)
104,045 104,855
Series 2020-4A Class A - 0.52% 2/15/24
(c)
300,708 301,018
Series 2021-1A Class A - 0.34% 5/15/24
(c)
566,701 566,952
JPMorgan Chase Auto Credit Linked Note
(CACLN)
Series 2020-1 Class B - 0.991% 1/25/28
(c)
516,719 518,395
Series 2020-2 Class B - 0.84% 2/25/28
(c)
81,673 81,815
Series 2021-1 Class B - 0.875% 9/25/28
(c)
750,000 750,886
Securitized Term Auto Loan Receivables Trust
(SSTRT)
Series 2019-CRTA Class B - 2.453%
3/25/26
(a) (c)
105,013 106,810
Wheels SPV 2 LLC (WHLS)
Series 2020-1A Class A2 - 0.51% 8/20/29
(c)
954,650 956,335
a
5,835,595
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class A1A - 2.13825%
1/20/32 Floating Rate (Qtrly LIBOR + 195)
(a)
(c) (d)
500,000 501,805
Blackrock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A - 1.88762% 4/20/33
Floating Rate (Qtrly LIBOR + 170)
(a) (c) (d)
500,000 499,997
a
a a
$ Principal
Amount $ Value a
a
Cerberus Loan Funding XXVIII LP (CERB)
Series 2020-1A Class A - 2.03375% 10/15/31
Floating Rate (Qtrly LIBOR + 185)
(a) (c) (d)
500,000 501,727
Fortress Credit Opportunities XV CLO Ltd.
(FCO)
Series 2021-15A Class AT - 1.74513%
4/25/33 Floating Rate (Qtrly LIBOR + 155)
(a)
(c) (d)
500,000 499,986
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 - 1.40495% 4/20/29
Floating Rate (Qtrly LIBOR + 125)
(a) (c) (d)
500,000 499,998
a
2,503,513
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2021-A Class A - 0.88% 8/15/25
(c)
100,000 100,177
Marlette Funding Trust (MFT)
Series 2019-2A Class A - 3.13% 7/16/29
(c)
40,557 40,704
Series 2019-3A Class A - 2.69% 9/17/29
(c)
43,416 43,608
Series 2021-1A Class A - 0.6% 6/16/31
(c)
92,427 92,509
Onemain Financial Issuance Trust (OMFIT)
Series 2018-1A Class A - 3.3% 3/14/29
(c)
355,359 356,583
SoFi Consumer Loan Program Trust (SCLP)
Series 2019-2 Class A - 3.01% 4/25/28
(c)
28,393 28,505
Series 2019-3 Class A - 2.9% 5/25/28
(c)
51,868 52,142
Upstart Securitization Trust (UPST)
Series 2019-2 Class A - 2.897% 9/20/29
(c)
57,655 57,772
a
772,000
a
Equipment
Amur Equipment Finance Receivables IX LLC
(AXIS)
Series 2021-1A Class A2 - 0.75% 11/20/26
(c)
750,000 750,638
CCG Receivables Trust (CCG)
Series 2019-2 Class A2 - 2.11% 3/15/27
(c)
245,733 248,597
Dell Equipment Finance Trust (DEFT)
Series 2020-2 Class A2 - 0.47% 10/24/22
(c)
667,480 668,365
GreatAmerica Leasing Receivables Funding
LLC (GALC)
Series 2020-1 Class A2 - 1.76% 6/15/22
(c)
213,184 214,038
Hewett-Packard Financial Services Equipment
Trust (HPEFS)
Series 2020-1A Class A2 - 1.73% 2/20/30
(c)
93,335 93,670
HPEFS Equipment Trust (HPEFS)
Series 2021-1A Class A1 - 0.1653% 3/21/22
(c)
263,842 263,851
SCF Equipment Leasing LLC (SCFET)
Series  2021-1A Class A1 - 0.23387%
3/11/22
(c)
163,630 163,630
Series 2020-1A Class A2 - 0.68% 10/20/25
(c)
410,010 410,837
a
2,813,626
a
Other
Octane Receivables Trust (OCTL)
Series 2020-1A Class A - 1.71% 2/20/25
(c)
320,072 322,945
Series 2021-1A Class A - 0.93% 3/22/27
(c)
143,481 143,662
466,607
a
Total Asset-Backed Securities (Cost $12,359,701) 12,391,341

Commercial Mortgage-Backed Securities - 1 .1%
a
a a
$ Principal
Amount $ Value a
a
BFLD Trust (BFLD)
Series 2020-OBRK Class A - 2.123%
11/15/22 Floating Rate (Mthly LIBOR + 205)
(c)
125,000 126,698
BPCRE Ltd. (BPCRE)
Series 2021-FL1 Class AS - 1.23175%
2/15/37 Floating Rate (Mthly LIBOR + 115)
(a)
(c)
500,000 501,750
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A - 1.3325% 7/16/35
Floating Rate (Mthly LIBOR + 125)
(a) (c)
500,000 500,000
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A - 1.12463% 6/16/36
Floating Rate (Mthly LIBOR + 105)
(a) (c)
250,000 250,000
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A - 1.37288%
7/15/36 Floating Rate (Mthly LIBOR + 130)
(a)
(c)
500,000 500,000
VMC Finance LLC (VMC)
Series 2021-FL4 Class A - 1.1825% 6/16/36
Floating Rate (Mthly LIBOR + 110)
(c)
500,000 500,000
a
Total Commercial Mortgage-Backed Securities (Cost
$2,375,000) 2,378,448
Mortgage-Backed Securities - 3 .1%
a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class BW - 4% 3/15/25 19,180 20,033
a
Pass-Through Securities
J14649 – 3.5% 4/01/26 30,823 32,938
E02948 – 3.5% 7/01/26 69,662 74,496
J16663 – 3.5% 9/01/26 39,413 42,145
ZS8692 – 2.5% 4/01/33 208,304 217,638
387,250
a
Federal National Mortgage Association
Pass-Through Securities
AR8198 – 2.5% 3/01/23 26,914 28,074
MA1502 – 2.5% 7/01/23 24,261 25,307
995755 – 4.5% 5/01/24 4,191 4,405
AB1769 – 3% 11/01/25 33,616 35,409
AB3902 – 3% 11/01/26 67,251 70,792
AK3264 – 3% 2/01/27 53,682 56,785
AB6291 – 3% 9/01/27 289,951 306,393
MA3189 – 2.5% 11/01/27 250,782 261,592
MA3791 – 2.5% 9/01/29 477,854 501,010
BM5708 – 3% 12/01/29 264,241 278,960
AS7701 – 2.5% 8/01/31 1,109,326 1,166,015
MA3540 – 3.5% 12/01/33 150,360 160,973
2,895,715
a
Government National Mortgage Association
Pass-Through Securities
5255 – 3% 12/20/26 65,802 69,079
a
a a
$ Principal
Amount $ Value a
a
a
Non-Government Agency
Collateralized Mortgage Obligations
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class A1 - 2.91041%
10/25/29
(c) (d)
96,077 98,967
Series 2016-3 Class 2A1 - 3% 10/25/46
(c) (d)
288,294 291,269
Series 2017-3 Class 2A2 - 2.5% 8/25/47
(c) (d)
308,501 312,572
Series 2020-7 Class A4 - 3% 1/25/51
(c) (d)
218,054 221,173
Series 2020-8 Class A4 - 3% 3/25/51
(c) (d)
283,083 286,009
Series 2021-6 Class A4 - 2.5% 10/25/51
(c) (d)
682,423 699,971
Series 2021-8 Class A4 - 2.5% 12/25/51 500,000 514,082
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A4 - 3% 2/25/50
(c) (d)
274,120 275,812
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A1 - 4.5% 8/25/49
(c) (d)
294,101 296,787
Series 2019-CH3 Class A10 - 4% 9/25/49
(c) (d)
38,621 38,703
Series 2019-4 Class A4 - 3.5% 11/25/49
(c) (d)
21,997 22,073
Series 2020-2 Class A4 - 3.5% 3/25/50
(c) (d)
77,714 78,413
Series 2020-3 Class A4 - 3% 4/25/50
(c) (d)
129,978 131,608
3,267,439
a
Total Mortgage-Backed Securities (Cost $6,489,185) 6,619,483
U.S. Treasuries - 28 .1%
a
a
U.S. Treasury Notes
1.75% 7/31/21 3,000,000 3,004,250
1.125% 8/31/21 2,000,000 2,003,596
1.5% 9/30/21 2,000,000 2,007,209
1.5% 10/31/21 3,000,000 3,014,418
1.875% 11/30/21 2,000,000 2,015,198
1.75% 2/28/22 2,000,000 2,022,411
0.375% 3/31/22 3,000,000 3,006,675
1.875% 4/30/22 1,000,000 1,014,886
1.75% 4/30/22 2,000,000 2,027,740
2.125% 6/30/22 2,000,000 2,040,492
2% 7/31/22 1,000,000 1,020,625
1.875% 7/31/22 1,000,000 1,019,219
1.875% 8/31/22 2,000,000 2,040,859
2% 11/30/22 3,000,000 3,078,164
2% 2/15/23 1,000,000 1,029,395
2.5% 3/31/23 2,000,000 2,080,039
1.625% 5/31/23 2,000,000 2,053,203
2.5% 8/15/23 2,000,000 2,094,531
2.125% 11/30/23 2,000,000 2,086,758
2.125% 2/29/24 2,000,000 2,092,852
2% 4/30/24 1,000,000 1,044,570
1.25% 8/31/24 3,000,000 3,071,367
0.375% 4/30/25 1,000,000 989,453
2.75% 8/31/25 2,000,000 2,166,719
0.5% 2/28/26 4,000,000 3,940,078
0.75% 5/31/26 2,000,000 1,988,750
1.5% 8/15/26 2,000,000 2,059,922
1.625% 10/31/26 4,000,000 4,143,906
a
Total U.S. Treasuries (Cost $59,452,390) 60,157,285

Balanced Fund
(Continued)
Schedule of Investments
June 30, 2021 (Unaudited)
Cash Equivalents - 8 .4%
a
a Shares $ Value
a
U.S. Treasury Bills, 0.04% to 0.04%,
7/20/21 to 9/09/21
(e)
18,000,000 17,999,080
a
Total Cash Equivalents (Cost $17,999,022) 17,999,080
Total Investments in Securities (Cost $160,513,105) 213,045,610
Other Assets Less Other Liabilities -  0.3% 625,786
Net Assets - 100% 213,671,396
Net Asset Value Per Share - Investor Class 16.93
Net Asset Value Per Share - Institutional Class 16.94
(a) Foreign domiciled entity.
(b) Non-income producing
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e) Interest rates presented represent the effective yield at June 30, 2021.

Core Plus Income Fund
Schedule of Investments
June 30, 2021 (Unaudited)
Corporate Bonds - 30 .3%
a
a a
$ Principal
Amount $ Value a
a
Abercrombie & Fitch Management Co.
8.75% 7/15/25
(a)
1,458,000 1,618,307
Alexandria Real Estate Equities, Inc.
3.95% 1/15/28 366,000 413,789
American Airlines Group, Inc.
3.75% 3/01/25
(a)
1,000,000 922,665
American Airlines Inc/AAdvantage Loyalty IP
Ltd.
5.5% 4/20/26
(a)
1,000,000 1,060,000
Ashtead Capital, Inc.
4.375% 8/15/27
(a)
1,000,000 1,050,000
4% 5/01/28
(a)
670,000 706,012
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 622,346
Booking Holdings, Inc.
3.55% 3/15/28 464,000 518,459
Boston Properties LP
3.125% 9/01/23 555,000 582,124
Broadcom, Inc.
3.459% 9/15/26 1,014,000 1,105,000
3.419% 4/15/33
(a)
350,000 367,960
Calumet Specialty Products Partners LP/
Calumet Finance Corp.
7.625% 1/15/22 191,000 191,366
Carlisle Cos., Inc.
3.5% 12/01/24 532,000 574,387
3.75% 12/01/27 500,000 557,392
Charter Communications Operating LLC/
Charter Communications Operating Capital
4.2% 3/15/28 650,000 736,569
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 271,369
Compass Group Diversified Holdings LLC
5.25% 4/15/29
(a)
1,000,000 1,041,250
Cox Communications, Inc.
3.5% 8/15/27
(a)
842,000 925,395
Delta Air Lines Inc/SkyMiles IP Ltd.
4.5% 10/20/25
(a)
560,000 602,052
4.75% 10/20/28
(a)
1,100,000 1,223,823
Devon Energy Corp.
5.25% 10/15/27
(a)
325,000 350,422
4.5% 1/15/30
(a)
920,000 1,012,277
Diamondback Energy, Inc.
2.875% 12/01/24 600,000 634,139
5.375% 5/31/25 289,000 297,021
3.25% 12/01/26 75,000 80,452
3.5% 12/01/29 100,000 107,143
Donnelley Financial Solutions, Inc.
8.25% 10/15/24 905,000 940,295
Drax Finco PLC
6.625% 11/01/25
(a) (b)
1,000,000 1,035,745
Element Fleet Management Corp.
3.85% 6/15/25
(a) (b)
1,000,000 1,077,142
Energy Transfer LP
2.9% 5/15/25 500,000 526,464
4.75% 1/15/26 200,000 225,367
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 1,174,327
EPR Properties
5.25% 7/15/23 500,000 528,423
4.75% 12/15/26 250,000 271,331
4.95% 4/15/28 830,000 897,260
a
a a
$ Principal
Amount $ Value a
a
EQT Corp.
3% 10/01/22 801,000 819,022
Essential Properties LP
2.95% 7/15/31 1,500,000 1,501,936
Expedia Group, Inc.
3.8% 2/15/28 484,000 526,708
3.25% 2/15/30 90,000 94,095
Highwoods Realty LP
2.6% 2/01/31 500,000 503,940
Host Hotels & Resorts LP Series H
Series H 3.375% 12/15/29 612,000 642,469
iStar, Inc.
4.25% 8/01/25 1,375,000 1,418,381
L Brands, Inc.
6.694% 1/15/27 2,445,000 2,886,653
Lennar Corp.
4.75% 5/30/25 622,000 699,122
Level 3 Financing, Inc.
5.25% 3/15/26 750,000 775,013
Lexington Realty Trust
2.7% 9/15/30 500,000 509,014
Markel Corp.
4.9% 7/01/22 250,000 260,555
3.625% 3/30/23 200,000 210,231
3.5% 11/01/27 550,000 605,177
Marriott International, Inc. Series HH
Series HH 2.85% 4/15/31 500,000 508,231
Marvell Technology, Inc.
4.2% 6/22/23
(a)
300,000 319,052
Masonite International Corp.
5.375% 2/01/28
(a)
850,000 903,520
MasTec, Inc.
4.5% 8/15/28
(a)
500,000 527,415
Matador Resources Co.
5.875% 9/15/26 650,000 670,377
Micron Technology, Inc.
4.185% 2/15/27 500,000 564,605
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd.
6.5% 6/20/27
(a)
1,355,000 1,493,549
Molex Electronic Technologies LLC
3.9% 4/15/25
(a)
565,000 580,495
MPLX LP
4.875% 6/01/25 190,000 214,627
4% 3/15/28 85,000 95,067
4.7% 4/15/48 551,000 641,793
NGL Energy Partners LP/NGL Energy Finance
Corp.
7.5% 11/01/23 1,518,000 1,497,127
6.125% 3/01/25 833,000 757,618
7.5% 4/15/26 400,000 365,800
Occidental Petroleum Corp.
3.4% 4/15/26 715,000 733,093
4.3% 8/15/39 100,000 95,700
Office Properties Income Trust
4.15% 2/01/22 150,000 152,337
4% 7/15/22 1,733,000 1,790,241
OneMain Finance Corp.
5.375% 11/15/29 900,000 980,766
PDC Energy, Inc.
6.125% 9/15/24 813,000 834,028
5.75% 5/15/26 1,777,000 1,858,618

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2021 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,434,907
Plains All American Pipeline LP/PAA Finance
Corp.
3.55% 12/15/29 798,000 841,135
4.3% 1/31/43 75,000 76,105
QVC, Inc.
4.375% 3/15/23 500,000 527,870
Qwest Corp.
6.75% 12/01/21 1,250,000 1,280,469
RELX Capital, Inc.
4% 3/18/29 500,000 568,825
Sirius XM Radio, Inc.
3.875% 8/01/22
(a)
500,000 501,525
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
LLC/Sprint Spectrum Co. III LLC
3.36% 3/20/23
(a)
43,625 43,893
Starwood Property Trust, Inc.
4.75% 3/15/25 1,125,000 1,171,468
STORE Capital Corp.
4.5% 3/15/28 503,000 569,308
4.625% 3/15/29 500,000 569,059
T-Mobile USA, Inc.
2.625% 4/15/26 250,000 256,246
3.375% 4/15/29 1,250,000 1,293,030
United Airlines Holdings, Inc.
4.875% 1/15/25 200,000 207,778
VEREIT Operating Partnership LP
3.95% 8/15/27 575,000 648,185
VistaJet Malta Finance plc/XO Management
Holding, Inc.
10.5% 6/01/24
(a) (b)
1,000,000 1,091,450
a
Total Corporate Bonds (Cost $57,284,236) 62,365,701
Corporate Convertible Bonds - 1 .0%
a
a
Redwood Trust, Inc.
5.75% 10/01/25 500,000 506,900
5.625% 7/15/24 700,000 726,250
4.75% 8/15/23 850,000 854,250
a
Total Corporate Convertible Bonds (Cost $1,859,500) 2,087,400
Asset-Backed Securities - 20 .3%
a
a
Automobile
American Credit Acceptance Receivables Trust
(ACAR)
Series 2019-4 Class B - 2.43% 10/12/23
(a)
200,522 200,769
AmeriCredit Automobile Receivables Trust
(AMCAR)
Series 2017-1 Class D - 3.13% 1/18/23 69,000 69,546
Arivo Acceptance Auto Loan Receivables Trust
(ARIVO)
Series 2019-1 Class A - 2.99% 7/15/24
(a)
343,616 347,457
Series 2021-1A Class A - 1.19% 1/15/27
(a)
164,345 164,725
CarMax Auto Owner Trust (CARMX)
Series 2017-4 Class C - 2.7% 10/16/23 51,000 51,498
Carvana Auto Receivables Trust (CRVNA)
Series 2019-1A Class C - 3.5% 2/15/24
(a)
700,000 711,454
a
a a
$ Principal
Amount $ Value a
a
DT Auto Owner Trust (DTAOT)
Series 2019-3A Class D - 2.96% 4/15/25
(a)
1,000,000 1,034,251
Enterprise Fleet Financing LLC (EFF)
Series 2019-2 Class A2 - 2.29% 2/20/25
(a)
264,201 267,944
Exeter Automobile Receivables Trust (EART)
Series 2017-3A Class C - 3.68% 7/17/23
(a)
58,251 59,103
First Investors Auto Owner Trust (FIAOT)
Series 2017-1A Class C - 2.95% 4/17/23
(a)
34,870 34,909
Series 2017-1A Class D - 3.6% 4/17/23
(a)
300,000 301,842
Series 2017-3A Class C - 3% 1/16/24
(a)
359,284 361,860
Series 2017-3A Class D - 3.44% 3/15/24
(a)
571,000 583,014
Series 2018-1A Class C - 3.69% 6/17/24
(a)
523,752 526,586
GLS Auto Receivables Issuer Trust (GCAR)
Series 2019-2A Class A - 3.06% 4/17/23
(a)
1,763 1,765
Series 2019-3A Class A - 2.58% 7/17/23
(a)
23,578 23,693
Series 2019-4A Class A - 2.47% 11/15/23
(a)
101,032 101,698
Series 2020-1A Class A - 2.17% 2/15/24
(a)
151,244 152,122
Series 2020-2A Class B - 3.16% 6/16/25
(a)
750,000 778,151
JPMorgan Chase Bank NA (CACLN)
Series 2020-1 Class D - 1.886% 1/25/28
(a)
516,719 520,562
Securitized Term Auto Loan Receivables Trust
(SSTRT)
Series 2019-CRTA Class C - 2.849%
3/25/26
(a) (b)
421,047 429,879
a
6,722,828
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class B1 - 2.53825%
1/20/32 Floating Rate (Qtrly LIBOR + 235)
(a)
(b) (c)
1,000,000 999,993
Ballyrock CLO Ltd. (BALLY)
Series 2016-1A Class BR2 - 1.53375%
10/15/28 Floating Rate (Qtrly LIBOR + 135)
(a)
(b) (c)
1,000,000 999,998
BlackRock Elbert CLO V Ltd. (ELB)
Series 5A Class A1 - 2.01888% 12/15/31
Floating Rate (Qtrly LIBOR + 190)
(a) (b) (c)
500,000 500,924
Blackrock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class B - 2.23762% 4/20/33
Floating Rate (Qtrly LIBOR + 205)
(a) (b) (c)
1,800,000 1,799,984
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A - 2.01888% 12/15/28
Floating Rate (Qtrly LIBOR + 190)
(a) (b) (c)
1,070,528 1,072,092
Cerberus Loan Funding XXIX LP (CERB)
Series 2020-2A Class B - 2.78375% 10/15/32
Floating Rate (Qtrly LIBOR + 260)
(a) (b) (c)
500,000 499,997
Cerberus Loan Funding XXVIII LP (CERB)
Series 2020-1A Class B - 2.73375% 10/15/31
Floating Rate (Qtrly LIBOR + 255)
(a) (b) (c)
500,000 500,723
Series 2020-1A Class C - 3.88375% 10/15/31
Floating Rate (Qtrly LIBOR + 370)
(a) (b) (c)
500,000 500,717
Cerberus Loan Funding XXXII LP (CERB)
Series 2021-2A Class B 4/22/33 Floating
Rate (Qtrly LIBOR + 190)
(a) (b) (c)
1,500,000 1,499,996
Fortress Credit Opportunities XV CLO Ltd.
(FCO)
Series 2021-15A Class B - 2.04513% 4/25/33
Floating Rate (Qtrly LIBOR + 185)
(a) (b) (c)
1,500,000 1,499,946
Golub Capital Partners CLO 31M Ltd. (GOCAP)
Series 2016-31A Class CR - 3.07638%
8/05/30 Floating Rate (Qtrly LIBOR + 290)
(a)
(b) (c)
1,000,000 996,030

a
a a
$ Principal
Amount $ Value a
a
Lake Shore MM CLO III LLC (LSHR)
Series 2020-1A Class B - 3.38375% 10/15/29
Floating Rate (Qtrly LIBOR + 320)
(a) (c)
500,000 500,720
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class BR - 2.14349%
7/15/33 Floating Rate (Qtrly LIBOR + 205)
(a)
(b) (c)
2,500,000 2,500,000
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class B - 1.95495% 4/20/29
Floating Rate (Qtrly LIBOR + 180)
(a) (b) (c)
1,000,000 999,993
a
14,871,113
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2020-A Class A - 2.1% 2/18/25
(a)
250,000 252,322
Series 2020-A Class B - 3.54% 2/18/25
(a)
250,000 254,132
Series 2021-A Class D - 3.49% 8/15/25
(a)
750,000 760,955
Bankers Healthcare Group Securitization Trust
(BHG)
Series 2020-A Class A - 2.56% 9/17/31
(a)
505,655 513,761
BHG Securitization Trust (BHG)
Series 2021-A Class A - 1.42% 11/17/33
(a)
500,000 500,315
Conn's Receivables Funding LLC (CONN)
Series 2020-A Class A - 1.71% 6/16/25
(a)
74,045 74,129
Driven Brands Funding LLC (HONK)
Series 2019-2A Class A2 - 3.981% 10/20/49
(a)
492,500 523,308
Foundation Finance Trust (FFIN)
Series 2019-1A Class A - 3.86% 11/15/34
(a)
292,473 302,169
Freed ABS Trust (FREED)
Series 2019-2 Class B - 3.19% 11/18/26
(a)
400,000 404,723
Series 2020-FP1 Class A - 2.52% 3/18/27
(a)
100,824 101,344
Series 2020-FP1 Class B - 3.06% 3/18/27
(a)
500,000 507,141
Jersey Mike's Funding (JMIKE)
Series 2019-1A Class A2 - 4.433% 2/15/50
(a)
1,000,000 1,076,056
Marlette Funding Trust (MFT)
Series 2018-4A Class B - 4.21% 12/15/28
(a)
125,733 126,259
Series 2019-2A Class B - 3.53% 7/16/29
(a)
500,000 506,995
Series 2019-3A Class A - 2.69% 9/17/29
(a)
43,416 43,608
Series 2019-4A Class A - 2.39% 12/17/29
(a)
105,878 106,431
Oasis LLC (OASIS)
Series 2020-1A Class A - 3.8196% 1/15/32
(a)
168,841 169,641
OneMain Financial Issuance Trust (OMFIT)
Series 2015-3A Class A - 3.63% 11/20/28
(a)
60,972 61,095
Pagaya AI Debt Selection Trust (PAID)
Series 2020-3 Class B - 3.22% 5/17/27
(a)
1,000,000 1,021,560
Series 2021 Class B - (0.01)% 1/16/29 1,000,000 1,001,119
Series 2021-1 Class A - 1.18% 11/15/27
(a)
1,482,652 1,486,325
Small Business Lending Trust (SBIZ)
Series 2020-A Class A - 2.62% 12/15/26
(a)
110,113 110,489
SoFi Consumer Loan Program Trust (SCLP)
Series 2018-4 Class C - 4.17% 11/26/27
(a)
750,000 765,377
Series 2019-3 Class A - 2.9% 5/25/28
(a)
51,868 52,143
Upgrade Receivables Trust (UPGR)
Series 2019-2A Class B - 3.51% 10/15/25
(a)
189,026 189,305
Upstart Securitization Trust (UPST)
Series 2017-2 Class C - 5.59% 3/20/25
(a)
116,024 116,240
Series 2018-2 Class C - 5.494% 12/22/25
(a)
75,569 75,896
Series 2019-2 Class B - 3.734% 9/20/29
(a)
750,000 760,797
Series 2020-1 Class A - 2.322% 4/22/30
(a)
138,554 139,511
Series 2021-1 Class B - 1.89% 3/20/31
(a)
250,000 251,656
Series 2021-1 Class C - 4.06% 3/20/31
(a)
250,000 256,166
Series 2021-2 Class A - 0.91% 6/20/31
(a)
240,617 240,898
a
a a
$ Principal
Amount $ Value a
a
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 - 3.238% 7/30/51
(a)
1,250,000 1,273,193
a
14,025,059
a
Equipment
Amur Equipment Finance Receivables IX LLC
(AXIS)
Series 2021-1A Class D - 2.3% 11/22/27
(a)
500,000 500,450
BCC Funding Corp XVI LLC (BCCFC)
Series 2019-1A Class A2 - 2.46% 8/20/24
(a)
248,299 251,567
CCG Receivables Trust (CCG)
Series 2018-1 Class B - 3.09% 6/16/25
(a)
390,106 390,507
Series 2019-1 Class B - 3.22% 9/14/26
(a)
750,000 773,980
Series 2019-2 Class B - 2.55% 3/15/27
(a)
300,000 308,474
Dell Equipment Finance Trust (DEFT)
Series 2018-2 Class C - 3.72% 10/22/23
(a)
225,000 226,650
Series 2019-1 Class C - 3.14% 3/22/24
(a)
750,000 759,386
MMAF Equipment Finance LLC (MMAF)
Series 2016-AA Class A4 - 1.76% 1/17/23
(a)
32,694 32,773
Series 2017-AA Class A4 - 2.41% 8/16/24
(a)
163,536 164,270
Pawnee Equipment Receivables Series LLC
(PWNE)
Series 2019-1 Class A2 - 2.29% 10/15/24
(a)
243,332 245,771
Series 2019-1 Class D - 2.86% 10/15/24
(a)
500,000 492,360
SCF Equipment Leasing LLC (SCFET)
Series 2019-2A Class A2 - 2.47% 4/20/26
(a)
186,000 190,546
a
4,336,734
a
Other
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B - 4.22% 2/25/39
(a)
358,985 382,071
Octane Receivables Trust (OCTL)
Series 2019-1A Class A - 3.16% 9/20/23
(a)
261,799 264,156
Series 2020-1A Class B - 1.98% 6/20/25
(a)
940,000 953,248
Sierra Timeshare Receivables Funding LLC
(SRFC)
Series 2019-2A Class B - 2.82% 5/20/36
(a)
292,799 300,084
1,899,559
a
Total Asset-Backed Securities (Cost $41,380,271) 41,855,293
Commercial Mortgage-Backed Securities - 10 .1%
a
a
ACRES Commercial Realty Corp. (XAN)
Series 2020-RSO8 Class C - 2.62448%
3/15/35 Floating Rate (Mthly LIBOR + 215)
(a)
1,250,000 1,252,656
Series 2020-RSO8 Class D - 2.62448%
3/15/35 Floating Rate (Mthly LIBOR + 250)
(a)
1,276,000 1,278,396
BFLD Trust (BFLD)
Series 2020-OBRK Class A - 2.123%
11/15/22 Floating Rate (Mthly LIBOR + 205)
(a)
940,000 952,765
BPCRE Ltd. (BPCRE)
Series 2021-FL1 Class D - 2.68175% 2/15/37
Floating Rate (Mthly LIBOR + 260)
(a) (b)
1,193,000 1,197,175
GPMT Ltd. (GPMT)
Series 2018-FL1 Class C - 2.24338%
11/19/35 Floating Rate (Mthly LIBOR + 215)
(a)
(b)
1,028,000 1,028,333
Series 2018-FL1 Class D - 3.04338%
11/21/35 Floating Rate (Mthly LIBOR + 295)
(a)
(b)
1,096,000 1,090,693

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2021 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Series 2021-FL3 Class A - 1.3325% 7/16/35
Floating Rate (Mthly LIBOR + 125)
(a) (b)
2,000,000 2,000,000
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class AS - 1.47463%
6/16/36 Floating Rate (Mthly LIBOR + 140)
(a)
(b)
1,500,000 1,500,000
Hilton USA Trust (HILT)
Series 2016-SFP Class E - 5.5191%
11/05/35
(a)
840,000 851,452
LoanCore Issuer Ltd. (LNCR)
Series 2018-CRE1 Class C - 2.62288%
5/15/28 Floating Rate (Mthly LIBOR + 255)
(a)
(b)
1,000,000 1,000,000
Series 2021-CRE5 Class A - 1.37288%
7/15/36 Floating Rate (Mthly LIBOR + 130)
(a)
(b)
2,000,000 2,000,000
PFP Ltd. (PFP)
Series 2019-5 Class C - 2.07463% 4/14/36
Floating Rate (Mthly LIBOR + 200)
(a) (b)
1,500,000 1,503,390
RETL (RETL)
Series 2019-RVP Class C - 2.173% 3/15/36
Floating Rate (Mthly LIBOR + 210)
(a)
685,980 685,639
TPG Real Estate Finance Issuer LTD (TRTX)
Series 2018-FL2 Class B - 1.73175%
11/15/37 Floating Rate (Mthly LIBOR + 165)
(a)
(b)
1,000,000 1,000,056
VMC Finance LLC (VMC)
Series 2018-FL2 Class C - 2.03175%
10/15/35 Floating Rate (Mthly LIBOR + 195)
(a)
1,400,000 1,403,596
Series 2021-FL4 Class A - 1.1825% 6/16/36
Floating Rate (Mthly LIBOR + 110)
(a)
2,000,000 2,000,000
a
Total Commercial Mortgage-Backed Securities (Cost
$20,709,713) 20,744,151
Mortgage-Backed Securities - 0 .8%
a
a
Federal Home Loan Mortgage Corporation
Pass-Through Securities
Pool# C91945 – 3% 8/01/37 409,042 428,606
a
Federal National Mortgage Association
Pass-Through Securities
Pool# 932836 – 3% 12/01/25 26,798 28,204
Pool# MA3443 – 4% 8/01/48 205,256 219,099
247,303
a
Non-Government Agency
Collateralized Mortgage Obligations
COLT Mortgage Loan Trust (COLT)
Series 2019-4 Class A1 - 2.579% 11/25/49
(a) (c)
85,546 85,954
Deephaven Residential Mortgage Trust (DRMT)
Series 2019-3A Class A1 - 2.964% 7/25/59
(a)
(c)
156,007 156,665
Series 2019-4A Class A1 - 2.791% 10/25/59
(a)
(c)
196,403 197,939
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 - 3% 3/25/47
(a) (c)
120,469 122,823
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class 2A1 - 3% 10/25/46
(a) (c)
115,318 116,507
Series 2017-3 Class 2A2 - 2.5% 8/25/47
(a) (c)
107,975 109,400
a
a a
$ Principal
Amount $ Value a
a
Series 2018-6 Class 2A2 - 3% 12/25/48
(a) (c)
80,946 82,894
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A1 - 4.5% 8/25/49
(a) (c)
126,043 127,195
999,377
a
Total Mortgage-Backed Securities (Cost $1,629,452) 1,675,286
U.S. Treasuries - 30 .1%
a
a
U.S. Treasury Bond
3.5% 2/15/39 2,100,000 2,627,543
1.875% 2/15/41 3,750,000 3,672,070
2.5% 5/15/46 6,900,000 7,477,336
2.25% 8/15/49 6,500,000 6,735,625
U.S. Treasury Notes
0.25% 8/31/25 8,000,000 7,840,938
1.5% 8/15/26 4,850,000 4,995,311
2% 11/15/26 4,650,000 4,908,475
2.25% 2/15/27 3,500,000 3,741,719
2.375% 5/15/27 2,000,000 2,153,594
1.125% 2/29/28 4,000,000 3,988,750
1.25% 5/31/28 5,000,000 5,013,281
1.5% 2/15/30 3,750,000 3,787,646
1.125% 2/15/31 5,000,000 4,854,687
a
Total U.S. Treasuries (Cost $60,149,291) 61,796,975
Non-Convertible Preferred Stocks - 1 .1%
a
Consumer Discretionary
% of Net
Assets Shares $ Value
Internet & Direct Marketing Retail 1.1
Qurate Retail, Inc. 8.00% 3/15/31 20,300 2,197,475
a
Total Investments in Securities (Cost $185,043,539) 192,722,281
Other Assets Less Other Liabilities -  6.3% 12,850,780
Net Assets - 100% 205,573,061
Net Asset Value Per Share - Investor Class 11.04
Net Asset Value Per Share - Institutional Class 11.05
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

Hickory Fund
Schedule of Investments
June 30, 2021 (Unaudited)
Common Stocks - 93 .7%
a
Communication Services
% of Net
Assets Shares $ Value
Cable & Satellite 13.7
Liberty Broadband Corp.
(a)
Class C 90,000 15,629,400
Class A 23,750 3,994,037
Liberty Media Corp-Liberty SiriusXM
(a)
Class C 180,000 8,350,200
Class A 50,000 2,329,000
a
Alternative Carriers 7.0
Liberty Global PLC - Class C
(a) (b)
300,000 8,112,000
Liberty Latin America Ltd. - Class C
(a) (b)
525,000 7,402,500
a
Wireless Communication Services 5.0
LICT Corp. 468 11,115,000
a
Movies & Entertainment 1.5
Liberty Media Corp-Liberty Braves
(a)
Class C 105,000 2,915,850
Class A 11,000 310,420
a
27.2 60,158,407
Consumer Discretionary
Automotive Retail 8.3
AutoZone, Inc.
(a)
6,200 9,251,764
CarMax, Inc.
(a)
70,000 9,040,500
a
Distributors 5.0
LKQ Corp.
(a)
225,000 11,074,500
a
Internet & Direct Marketing Retail 1.8
Qurate Retail, Inc. - Class A 300,000 3,927,000
a
15.1 33,293,764
Industrials
Research & Consulting Services 5.8
CoStar Group, Inc.
(a)
82,500 6,832,650
Dun & Bradstreet Holdings, Inc.
(a)
280,000 5,983,600
a
Industrial Machinery 4.6
Ingersoll Rand, Inc.
(a)
130,000 6,345,300
IDEX Corp. 17,500 3,850,875
a
Aerospace & Defense 2.9
HEICO Corp. - Class A 52,000 6,457,360
a
13.3 29,469,785
Financials
Regional Banks 4.7
First Republic Bank 33,000 6,176,610
First Hawaiian, Inc. 150,000 4,251,000
a
Property & Casualty Insurance 4.3
Markel Corp.
(a)
8,000 9,493,680
a
Financial Exchanges & Data 2.8
MarketAxess Holdings, Inc. 13,000 6,026,670
a
11.8 25,947,960
a
Information Technology
% of Net
Assets Shares $ Value
Application Software 4.8
Guidewire Software, Inc.
(a)
57,500 6,481,400
ACI Worldwide, Inc.
(a)
110,000 4,085,400
a
Data Processing & Outsourced
Services 2.4
Black Knight, Inc.
(a)
67,500 5,263,650
a
Electronic Components 2.2
Dolby Laboratories, Inc. - Class A 50,000 4,914,500
a
9.4 20,744,950
Materials
Construction Materials 5.3
Martin Marietta Materials, Inc. 18,500 6,508,485
Vulcan Materials Co. 30,000 5,222,100
a
Specialty Chemicals 3.5
Axalta Coating Systems Ltd.
(a) (b)
255,000 7,774,950
a
8.8 19,505,535
Health Care
Health Care Services 5.3
Laboratory Corp. of America
Holdings
(a)
42,500 11,723,625
Other
Other 2.8
EverArc Holdings Ltd.
(b) (c)
500,000 6,250,000
a
Total Common Stocks (Cost $107,443,025) 207,094,026
Non-Convertible Preferred Stocks - 1 .7%
a
Consumer Discretionary
Internet & Direct Marketing Retail 1.7
Qurate Retail, Inc. 8.00% 3/15/31 35,000 3,788,750
Warrants - 0 .1%
a
EverArc Holdings Ltd. (Cost $5,000)
(b) (d)
500,000 112,500
Cash Equivalents - 3 .6%
a
a Shares $ Value
a
U.S. Treasury Bills, 0.04% to 0.04%,
7/27/21 to 8/17/21
(e)
8,000,000 7,999,690
a
Total Cash Equivalents (Cost $7,999,732) 7,999,690
Total Investments in Securities (Cost $118,029,740) 218,994,966
Other Assets Less Other Liabilities -  0.9% 2,008,043
Net Assets - 100% 221,003,009
(a) Non-income producing
(b) Foreign domiciled entity.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

Hickory Fund
(Continued)
Schedule of Investments
June 30, 2021 (Unaudited)
(d) The expiration date has yet to be determined but will be set based on the terms outlined in the prospectus.
(e) Interest rates presented represent the effective yield at June 30, 2021.

Nebraska Tax-Free Income Fund
Schedule of Investments
June 30, 2021 (Unaudited)
Municipal Bonds - 98 .1%
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
Arizona 0.3
Arizona Industrial Development Authority
Revenue 5% 2/01/23 100,000 107,142
a
California 0.7
San Diego County Regional Airport Authority
Revenue Series B 5% 7/01/25 200,000 234,657
a
Colorado 0.3
Colorado Bridge Enterprise Revenue 4%
12/31/23 100,000 108,784
a
Florida 0.7
State of Florida General Obligation 4% 6/01/36 200,000 224,105
a
Nebraska 90.5
Ashland-Greenwood Public Schools General
Obligation 3% 12/15/42 100,000 111,349
Cass County School District No. 22 General
Obligation
2.05% 12/15/25 375,000 379,759
2.2% 12/15/26 250,000 253,285
City of Bellevue NE General Obligation Series
A 3% 9/15/32 500,000 537,430
City of Blair NE Water System Revenue
AMT,
2.65% 12/15/24 100,000 100,180
2.85% 12/15/25 100,000 100,188
3% 12/15/26 100,000 100,174
3.1% 12/15/27 100,000 100,153
3.2% 12/15/28 100,000 100,148
City of Columbus NE Combined Utilities System
Revenue
4% 6/15/33 200,000 244,009
AGM Insured,
4% 12/15/26 100,000 117,319
4% 12/15/27 100,000 118,102
Series B
3% 7/15/21 370,000 370,367
City of Grand Island NE Combined Utility
System Revenue
Series A AGM Insured,
4% 8/15/35 205,000 246,563
4% 8/15/36 125,000 149,872
City of Grand Island NE General Obligation
3% 11/15/27 150,000 164,962
3% 11/15/30 150,000 162,947
City of Gretna NE 4% 12/15/25 500,000 559,874
City of Lincoln NE Electric System Revenue
5% 9/01/28 1,000,000 1,056,497
City of Lincoln NE General Obligation
5% 5/15/22 100,000 104,204
5% 5/15/23 135,000 147,075
City of Norfolk NE General Obligation 0.65%
5/15/24 375,000 375,339
City of Omaha NE General Obligation
Series A
4% 4/15/22 315,000 324,653
4% 4/15/23 185,000 197,457
4% 1/15/33 260,000 311,647
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
3% 4/15/34 100,000 111,775
3% 4/15/35 100,000 111,577
Series B
3% 11/15/24 400,000 415,477
City of Omaha NE Sewer Revenue
5% 11/15/22 200,000 213,367
5% 4/01/26 250,000 302,045
4% 4/01/31 350,000 401,381
Series A
4% 4/01/34 100,000 122,728
City of Papillion NE General Obligation 3%
9/15/24 420,000 430,263
County of Saline NE Revenue 3% 2/15/31 200,000 214,186
County of Sarpy NE 1.75% 6/15/26 500,000 500,926
County of Seward NE General Obligation 3%
12/15/30 605,000 639,055
Dawson County Public Power District Revenue
Series A
2% 6/15/26 170,000 170,134
2.1% 6/15/27 105,000 105,075
Series B
2.5% 6/15/28 135,000 135,218
3% 6/15/29 245,000 245,580
3% 6/15/30 355,000 355,769
Dodge County School District No. 595 General
Obligation 1.9% 6/15/32 200,000 202,264
Douglas County Hospital Authority No. 2
Revenue
5% 5/15/26 500,000 558,613
5% 5/15/30 140,000 169,106
4% 5/15/32 700,000 805,137
Douglas County Hospital Authority No. 3
Revenue
5% 11/01/21 100,000 101,562
5% 11/01/22 250,000 265,651
Douglas County School District No. 59 NE
General Obligation 3% 12/15/32 100,000 106,078
Kearney School District General Obligation 3%
12/15/24 250,000 271,443
Lancaster County School District 001 General
Obligation 4% 1/15/33 250,000 294,599
Lincoln Airport Authority Revenue AMT, 5%
7/01/27 150,000 185,418
Lincoln-Lancaster County Public Building
Commission Revenue 3% 12/01/25 500,000 550,975
Madison County Hospital Authority No. 1
Revenue
5% 7/01/21 475,000 475,000
5% 7/01/23 250,000 271,707
Metropolitan Utilities District of Omaha Gas
System Revenue 4% 12/01/27 450,000 503,505
Municipal Energy Agency of Nebraska Revenue
5% 4/01/27 350,000 427,279
Series A
5% 4/01/29 300,000 310,447
Nebraska Cooperative Republican Platte
Enhancement Project Revenue Series A 2%
12/15/29 250,000 258,339
Nebraska Educational Health Cultural & Social
Services Finance Authority Revenue 4%
1/01/34 110,000 123,822
Nebraska Investment Finance Authority
Revenue
Series A

Nebraska Tax-Free Income Fund
(Continued)
Schedule of Investments
June 30, 2021 (Unaudited)
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
2.05% 9/01/24 120,000 124,955
Series C
1.85% 3/01/23 100,000 102,308
2% 9/01/35 325,000 328,850
Nebraska Public Power District Revenue
Series A-2
5% 1/01/24 250,000 255,658
Series C
5% 1/01/32 65,000 77,126
5% 1/01/35 480,000 568,231
Nebraska State College Facilities Corp.
Revenue AGM Insured, 4% 7/15/28 750,000 863,129
Omaha Public Facilities Corp. Revenue
4% 6/01/28 585,000 673,410
Series A
4% 6/01/31 155,000 190,136
Series C
4% 4/01/33 340,000 404,399
4% 4/01/39 500,000 584,818
Omaha Public Power District Revenue
Series A
2.85% 2/01/27 500,000 530,234
Series C
5% 2/01/39 150,000 172,955
Omaha School District General Obligation
5% 12/15/29 350,000 430,432
5% 12/15/31 135,000 165,761
Omaha-Douglas Public Building Commission
General Obligation
5% 5/01/26 725,000 754,361
Series B
5% 5/01/32 550,000 709,859
Papillion Municipal Facilities Corp. Revenue
2% 12/15/32 100,000 103,089
2% 12/15/34 200,000 205,363
Papillion-La Vista School District No. 27
General Obligation
Series A
2.05% 12/01/24 150,000 151,871
2.2% 12/01/25 150,000 151,898
2.3% 12/01/26 275,000 278,250
Series B
4% 12/01/35 400,000 491,759
Papio-Missouri River Natural Resource District
General Obligation
2.25% 12/15/21 100,000 100,164
5% 12/15/26 185,000 193,576
Public Power Generation Agency Revenue
5% 1/01/28 500,000 574,077
5% 1/01/32 140,000 168,204
Sarpy County School District No. 1 General
Obligation 5% 12/15/29 550,000 694,698
Southeast Community College Certificates of
Participation 3% 12/15/22 400,000 416,792
State of Nebraska Certificates of Participation
Series A
2.1% 7/15/21 860,000 860,562
2% 4/01/26 150,000 157,251
University of Nebraska Facilities Corp. Revenue
5% 7/15/29 380,000 456,250
University of Nebraska Revenue
5% 7/01/23 250,000 262,104
3% 7/01/25 100,000 110,132
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
2.5% 7/01/26 210,000 229,940
3% 7/01/27 100,000 113,737
5% 5/15/30 100,000 126,883
Upper Republican Natural Resource District
Revenue
AGM Insured,
4% 12/15/25 245,000 258,055
4% 12/15/27 395,000 415,682
Village of Boys Town NE Revenue
3% 9/01/28 700,000 788,185
3% 7/01/35 325,000 362,203
Westside Community Schools General
Obligation 2.5% 12/01/22 250,000 258,382
a
31,654,783
a
New Mexico 1.2
New Mexico Finance Authority Revenue Series
C 4% 6/01/34 365,000 417,467
a
Texas 2.9
City of Austin Tx Airport System Revenue Series
B AMT, 5% 11/15/26 250,000 304,741
City of Austin Tx Electric Utility Revenue Series
A 5% 11/15/35 100,000 132,641
County of Bexar TX General Obligation 4%
6/15/36 500,000 569,068
a
1,006,450
a
Utah 0.4
City of Salt Lake City UT Public Utilities
Revenue 5% 2/01/35 100,000 128,045
a
Washington 1.1
Pierce County School District No. 10 Tacoma
General Obligation Series B 4% 12/01/35 100,000 124,135
Port of Seattle WA Revenue Series C 5%
5/01/26 200,000 239,929
a
364,064
a
Total Municipal Bonds (Cost $33,124,434) 34,245,497
Total Investments in Securities (Cost $33,124,434) 34,245,497
Other Assets Less Other Liabilities -  1.9% 648,196
Net Assets - 100% 34,893,693

Partners III Opportunity Fund
Schedule of Investments
June 30, 2021 (Unaudited)
Common Stocks - 90 .7%
a
Communication Services
% of Net
Assets Shares $ Value
Cable & Satellite 11.5
Liberty Media Corp-Liberty SiriusXM
(a)
Class C 550,000 25,514,500
Class A 250,000 11,645,000
Liberty Broadband Corp.
(a)
Class C 150,000 26,049,000
Class A 60,000 10,090,200
a
Interactive Media & Services 10.9
Alphabet, Inc. - Class C
(a)
15,000 37,594,800
Facebook, Inc. - Class A
(a)
90,000 31,293,900
a
Alternative Carriers 4.5
Liberty Global PLC - Class C
(a) (b)
1,060,000 28,662,400
a
26.9 170,849,800
Financials
Multi-Sector Holdings 9.6
Berkshire Hathaway, Inc. - Class B
(a)
220,000 61,142,400
a
Property & Casualty Insurance 5.6
Markel Corp.
(a)
30,000 35,601,300
a
Insurance Brokers 4.2
Aon plc - Class A
(b)
110,000 26,263,600
a
Investment Banking & Brokerage 3.7
The Charles Schwab Corp. 325,000 23,663,250
a
23.1 146,670,550
Information Technology
Data Processing & Outsourced
Services 14.5
Visa, Inc. - Class A 135,000 31,565,700
Mastercard, Inc. - Class A 80,000 29,207,200
Fidelity National Information Services,
Inc. 120,000 17,000,400
Black Knight, Inc.
(a)
180,000 14,036,400
a
Application Software 3.1
Intelligent Systems Corp.
† (a)
630,000 19,819,800
a
Semiconductors 2.6
Texas Instruments, Inc. 85,000 16,345,500
a
20.2 127,975,000
Consumer Discretionary
Internet & Direct Marketing Retail 4.9
Amazon.com, Inc.
(a)
6,000 20,640,960
Qurate Retail, Inc. - Class A 800,000 10,472,000
a
Automotive Retail 2.2
CarMax, Inc.
(a)
110,000 14,206,500
a
7.1 45,319,460
Industrials
Research & Consulting Services 4.8
Dun & Bradstreet Holdings, Inc.
(a)
780,000 16,668,600
a
Industrials
% of Net
Assets Shares $ Value
CoStar Group, Inc.
(a)
170,000 14,079,400
a
4.8 30,748,000
Health Care
Health Care Services 4.4
Laboratory Corp. of America
Holdings
(a)
100,000 27,585,000
Other
Other 3.0
EverArc Holdings Ltd.
(b) (c)
1,500,000 18,750,000
Materials
Construction Materials 1.2
Vulcan Materials Co. 45,000 7,833,150
a
Total Common Stocks (Cost $247,085,840) 575,730,960
Non-Convertible Preferred Stocks - 3 .0%
a
Consumer Discretionary
Internet & Direct Marketing Retail 3.0
Qurate Retail, Inc. 8.00% 3/15/31 175,000 18,943,750
Warrants - 0 .0%
a
EverArc Holdings Ltd. (Cost $15,000)
(b) (d)
1,500,000 337,500
Cash Equivalents - 4 .6%
a
a Shares $ Value
a
U.S. Treasury Bills, 0.04% to 0.04%,
7/20/21 to 8/17/21
(e)
29,000,000 28,999,070
a
Total Cash Equivalents (Cost $28,999,175) 28,999,070
Total Investments in Securities (Cost $291,934,338) 624,011,280
Due from Broker - 19.4% 123,267,392
Securities Sold Short - (19.6)% (124,050,700)
Other Assets Less Other Liabilities -  1.9% 11,729,782
Net Assets - 100% 634,957,754
Net Asset Value Per Share - Investor Class 16.26
Net Asset Value Per Share - Institutional Class 17.25
Securities Sold Short - (19.6)%
Shares $ Value
a
Invesco QQQ Trust 90,000 (31,898,700)
Sirius XM Holdings, Inc. 1,000,000 (6,540,000)
SPDR S&P 500 ETF Trust 200,000 (85,612,000)
Total Securities Sold Short (proceeds $69,422,026) (124,050,700)
† Non-controlled affiliate
(a) Non-income producing
(b) Foreign domiciled entity.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

Partners III Opportunity Fund
(Continued)
Schedule of Investments
June 30, 2021 (Unaudited)
(d) The expiration date has yet to be determined but will be set based on the terms outlined in the prospectus.
(e) Interest rates presented represent the effective yield at June 30, 2021.

Partners Value Fund
Schedule of Investments
June 30, 2021 (Unaudited)
Common Stocks - 96 .8%
a
Communication Services
% of Net
Assets Shares $ Value
Interactive Media & Services 10.3
Alphabet, Inc. - Class C
(a)
14,500 36,341,640
Facebook, Inc. - Class A
(a)
55,000 19,124,050
a
Cable & Satellite 9.8
Liberty Broadband Corp.
(a)
Class C 90,000 15,629,400
Class A 70,000 11,771,900
Liberty Media Corp-Liberty SiriusXM
(a)
Class C 435,000 20,179,650
Class A 120,000 5,589,600
a
Alternative Carriers 6.8
Liberty Global PLC - Class C
(a) (b)
725,000 19,604,000
Liberty Latin America Ltd. - Class C
(a) (b)
1,205,550 16,998,255
a
26.9 145,238,495
Financials
Multi-Sector Holdings 5.1
Berkshire Hathaway, Inc. - Class B
(a)
100,000 27,792,000
a
Investment Banking & Brokerage 4.4
The Charles Schwab Corp. 325,000 23,663,250
a
Insurance Brokers 4.0
Aon plc - Class A
(b)
90,000 21,488,400
a
Property & Casualty Insurance 3.2
Markel Corp.
(a)
14,500 17,207,295
a
Regional Banks 2.2
First Republic Bank 64,000 11,978,880
a
Financial Exchanges & Data 2.0
MarketAxess Holdings, Inc. 24,000 11,126,160
a
20.9 113,255,985
Information Technology
Data Processing & Outsourced
Services 9.7
Visa, Inc. - Class A 92,500 21,628,350
Mastercard, Inc. - Class A 50,000 18,254,500
Black Knight, Inc.
(a)
160,000 12,476,800
a
Application Software 3.7
Guidewire Software, Inc.
(a)
120,000 13,526,400
ACI Worldwide, Inc.
(a)
180,000 6,685,200
a
Semiconductors 3.0
Texas Instruments, Inc. 85,000 16,345,500
a
16.4 88,916,750
Industrials
Research & Consulting Services 5.3
CoStar Group, Inc.
(a)
220,000 18,220,400
Dun & Bradstreet Holdings, Inc.
(a)
500,000 10,685,000
a
Aerospace & Defense 2.8
HEICO Corp. - Class A 120,000 14,901,600
a
Industrials
% of Net
Assets Shares $ Value
a
Industrial Machinery 1.6
IDEX Corp. 40,000 8,802,000
a
9.7 52,609,000
Consumer Discretionary
Automotive Retail 5.8
CarMax, Inc.
(a)
145,000 18,726,750
AutoZone, Inc.
(a)
8,500 12,683,870
a
Distributors 3.9
LKQ Corp.
(a)
425,000 20,918,500
a
9.7 52,329,120
Materials
Construction Materials 6.4
Vulcan Materials Co. 113,000 19,669,910
Martin Marietta Materials, Inc. 42,500 14,951,925
a
Specialty Chemicals 2.6
Axalta Coating Systems Ltd.
(a) (b)
465,000 14,177,850
a
9.0 48,799,685
Health Care
Health Care Services 4.2
Laboratory Corp. of America
Holdings
(a)
83,000 22,895,550
a
Total Common Stocks (Cost $249,690,255) 524,044,585
Cash Equivalents - 1 .9%
a
a
a
U.S. Treasury Bill 0.04% 8/17/21 (Cost
$9,999,537)
(c)
10,000,000 9,999,462
a
Total Investments in Securities (Cost $259,689,792) 534,044,047
Other Assets Less Other Liabilities -  1.3% 7,128,996
Net Assets - 100% 541,173,043
Net Asset Value Per Share - Investor Class 35.49
Net Asset Value Per Share - Institutional Class 36.22
(a) Non-income producing
(b) Foreign domiciled entity.
(c) Interest rates presented represent the effective yield at June 30, 2021.

Short Duration Income Fund
Schedule of Investments
June 30, 2021 (Unaudited)
Corporate Bonds - 16 .0%
a
a a
$ Principal
Amount $ Value a
a
Abercrombie & Fitch Management Co.
8.75% 7/15/25
(a)
2,125,000 2,358,644
American Airlines Group, Inc.
3.75% 3/01/25
(a)
750,000 691,999
American Airlines Inc/AAdvantage Loyalty IP
Ltd.
5.5% 4/20/26
(a)
750,000 795,000
American Tower Corp.
2.25% 1/15/22 5,000,000 5,052,418
Ashtead Capital, Inc.
4.375% 8/15/27
(a)
3,000,000 3,150,000
Boeing Co. (The)
4.508% 5/01/23 1,000,000 1,066,420
Boston Properties LP
3.125% 9/01/23 9,560,000 10,027,222
Calumet Specialty Products Partners LP/
Calumet Finance Corp.
7.625% 1/15/22 480,000 480,919
Carlisle Cos., Inc.
3.5% 12/01/24 500,000 539,837
Delta Air Lines Inc/SkyMiles IP Ltd.
4.5% 10/20/25
(a)
3,000,000 3,225,279
Delta Air Lines, Inc.
3.625% 3/15/22 1,905,000 1,932,179
Devon Energy Corp.
5.25% 10/15/27
(a)
390,000 420,507
Diamondback Energy, Inc.
2.875% 12/01/24 3,379,000 3,571,260
Discovery Communications LLC
2.95% 3/20/23 2,277,000 2,370,245
Drax Finco PLC
6.625% 11/01/25
(a) (b)
3,000,000 3,107,235
Energy Transfer LP
5.2% 2/01/22 3,500,000 3,554,286
EPR Properties
5.25% 7/15/23 5,912,000 6,248,076
EQT Corp.
3% 10/01/22 1,180,000 1,206,550
Expedia Group, Inc.
3.6% 12/15/23
(a)
2,000,000 2,127,250
First Republic Bank
2.5% 6/06/22 4,200,000 4,276,089
Highwoods Realty, LP
3.625% 1/15/23 1,275,000 1,318,519
iStar, Inc.
4.25% 8/01/25 2,402,000 2,477,783
JPMorgan Chase & Co.
3.375% 5/01/23 3,956,000 4,165,816
Kimco Realty Corp.
3.125% 6/01/23 495,000 516,314
Kinder Morgan Energy Partners LP
3.95% 9/01/22 2,000,000 2,064,311
L Brands, Inc.
6.694% 1/15/27 1,000,000 1,180,635
Lennar Corp.
4.875% 12/15/23 1,951,000 2,126,083
Level 3 Financing, Inc.
5.25% 3/15/26 1,455,000 1,503,524
Markel Corp.
4.9% 7/01/22 3,850,000 4,012,538
Matador Resources Co.
5.875% 9/15/26 500,000 515,675
a
a a
$ Principal
Amount $ Value a
a
Metropolitan Life Global Funding I
2.4% 6/17/22
(a)
1,000,000 1,021,317
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd.
6.5% 6/20/27
(a)
1,000,000 1,102,250
MPLX LP
3.375% 3/15/23 1,000,000 1,045,924
NGL Energy Partners LP/NGL Energy Finance
Corp.
7.5% 11/01/23 4,555,000 4,492,369
6.125% 3/01/25 990,000 900,410
NXP BV/NXP Funding LLC
4.625% 6/01/23
(a) (b)
3,500,000 3,763,027
Occidental Petroleum Corp.
2.6% 8/13/21 1,000,000 1,003,525
Office Properties Income Trust
4.15% 2/01/22 2,581,000 2,621,215
4% 7/15/22 1,000,000 1,033,030
PDC Energy, Inc.
6.125% 9/15/24 2,200,000 2,256,903
5.75% 5/15/26 1,000,000 1,045,930
QVC, Inc.
4.375% 3/15/23 3,000,000 3,167,220
Qwest Corp.
6.75% 12/01/21 1,150,000 1,178,031
RELX Capital, Inc.
3.5% 3/16/23 1,800,000 1,888,371
Simon Property Group LP
2.75% 2/01/23 1,593,000 1,641,789
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
LLC/Sprint Spectrum Co. III LLC
3.36% 3/20/23
(a)
443,750 446,477
Starwood Property Trust, Inc.
4.75% 3/15/25 375,000 390,489
U.S. Bancorp
2.4% 7/30/24 500,000 526,311
Wells Fargo & Co.
3.5% 3/08/22 7,900,000 8,076,447
Xerox Corp.
4.375% 3/15/23 1,370,000 1,434,431
a
Total Corporate Bonds (Cost $111,253,732) 115,118,079
Corporate Convertible Bonds - 2 .7%
a
a
Redwood Trust, Inc.
5.75% 10/01/25 3,000,000 3,041,400
5.625% 7/15/24 6,300,000 6,536,250
4.75% 8/15/23 10,000,000 10,050,000
a
Total Corporate Convertible Bonds (Cost $18,427,760) 19,627,650
Asset-Backed Securities - 29 .7%
a
a
Automobile
American Credit Acceptance Receivables Trust
(ACAR)
Series 2019-4 Class B - 2.43% 10/12/23
(a)
1,002,608 1,003,845
Series 2020-1 Class A - 1.89% 4/13/23
(a)
21,235 21,248
Series 2020-1 Class B - 2.08% 12/13/23
(a)
2,500,000 2,506,802
Series 2020-2 Class A - 1.65% 12/13/23
(a)
389,242 390,263
Series 2020-4 Class A - 0.53% 3/13/24
(a)
911,711 912,657

a
a a
$ Principal
Amount $ Value a
a
Series 2021-2 Class A - 0.37% 10/15/24
(a)
1,826,456 1,827,741
Series 2021-3 Class A - 0.62% 10/13/23
(a)
753,859 754,350
ARI Fleet Lease Trust (ARIFL)
Series 2018-B Class A2 - 3.22% 8/16/27
(a)
190,871 191,724
Series 2019-A Class A2A - 2.41% 11/15/27
(a)
356,305 359,449
Series 2020-A Class A2 - 1.77% 8/15/28
(a)
1,055,825 1,062,305
Arivo Acceptance Auto Loan Receivables Trust
(ARIVO)
Series 2021-1A Class A - 1.19% 1/15/27
(a)
821,724 823,626
Carvana Auto Receivables Trust (CRVNA)
Series 2019-1A Class B - 3.29% 8/15/23
(a)
1,713,025 1,719,502
Series 2019-1A Class C - 3.5% 2/15/24
(a)
300,000 304,909
Series 2019-3A B Class B - 2.51% 4/15/24
(a)
400,000 403,835
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 - 0.47% 4/15/33
(a)
2,365,837 2,366,252
Drive Auto Receivables Trust (DRIVE)
Series 2017-1 Class D - 3.84% 3/15/23 711,865 715,208
Dt Auto Owner Trust (DTAOT)
Series 2019-3A Class B - 2.6% 5/15/23
(a)
854,771 856,765
DT Auto Owner Trust (DTAOT)
Series 2018-3A Class C - 3.79% 7/15/24
(a)
2,312,768 2,322,037
Series 2020-3A Class A - 0.54% 4/15/24
(a)
261,600 261,958
Enterprise Fleet Financing LLC (EFF)
Series 2019-2 Class A2 - 2.29% 2/20/25
(a)
1,373,842 1,393,307
Series 2020-1 Class A2 - 1.78% 12/22/25
(a)
2,552,366 2,587,030
Exeter Automobile Receivables Trust (EART)
Series 2017-3A Class C - 3.68% 7/17/23
(a)
725,486 736,102
Series 2020-2A Class A - 1.13% 8/15/23
(a)
217,594 217,774
First Investors Auto Owner Trust (FIAOT)
Series 2019-2A Class A - 2.21% 9/16/24
(a)
622,590 627,033
Foursight Capital Automobile Receivables Trust
(FCRT)
Series 2020-1 Class A2 - 1.97% 9/15/23
(a)
422,827 423,826
Series 2021-1 Class A1 - 0.26978% 2/15/22
(a)
43,747 43,747
Series 2021-1 Class A2 - 0.4% 8/15/24
(a)
1,250,000 1,250,986
GLS Auto Receivables Issuer Trust (GCAR)
Series 2019-2A Class A - 3.06% 4/17/23
(a)
10,773 10,785
Series 2019-3A Class A - 2.58% 7/17/23
(a)
235,776 236,934
Series 2019-4A Class A - 2.47% 11/15/23
(a)
707,227 711,884
Series 2020-1A Class A - 2.17% 2/15/24
(a)
2,193,037 2,205,763
Series 2020-2A Class A - 1.58% 8/15/24
(a)
1,357,104 1,367,673
Series 2020-2A Class B - 3.16% 6/16/25
(a)
250,000 259,384
Series 2020-3A Class A - 0.69% 10/16/23
(a)
318,344 318,826
Series 2020-3A Class B - 1.38% 8/15/24
(a)
1,000,000 1,007,353
Series 2021-1A Class A - 0.34% 5/15/24
(a)
2,394,509 2,395,572
JPMorgan Chase Auto Credit Linked Note
(CACLN)
Series 2020-1 Class B - 0.991% 1/25/28
(a)
1,550,156 1,555,186
Series 2020-2 Class B - 0.84% 2/25/28
(a)
1,551,781 1,554,480
Series 2021-1 Class B - 0.875% 9/25/28
(a)
6,250,000 6,257,380
Securitized Term Auto Loan Receivables Trust
(SSTRT)
Series 2019-CRTA Class B - 2.453%
3/25/26
(a) (b)
840,101 854,480
Series 2019-CRTA Class C - 2.849%
3/25/26
(a) (b)
631,570 644,818
United Auto Credit Securitization Trust (UACST)
Series 2020-1 Class A - 0.85% 5/10/22
(a)
9,334 9,335
Series 2021-1 Class A - 0.34% 7/10/23
(a)
357,991 358,057
Westlake Automobile Receivables Trust
(WLAKE)
Series 2020-2A Class A2A - 0.93% 2/15/24
(a)
2,190,114 2,195,920
a
a a
$ Principal
Amount $ Value a
a
World Omni Select Auto Trust (WOSAT)
Series 2019-A Class A2A - 2.06% 8/15/23 127,191 127,433
a
48,155,544
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO I LLC (ABPCI)
Series 2016-1A Class A1A2 - 1.88249%
7/20/33 Floating Rate (US0003M + 170)
(a) (b) (c)
2,000,000 2,000,000
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class A1A - 2.13825%
1/20/32 Floating Rate (Qtrly LIBOR + 195)
(a)
(b) (c)
6,500,000 6,523,462
Ballyrock CLO Ltd. (BALLY)
Series 2016-1A Class BR2 - 1.53375%
10/15/28 Floating Rate (Qtrly LIBOR + 135)
(a)
(b) (c)
4,000,000 3,999,992
BlackRock Elbert CLO V Ltd. (ELB)
Series 5A Class A1 - 2.01888% 12/15/31
Floating Rate (Qtrly LIBOR + 190)
(a) (b) (c)
4,000,000 4,007,388
Blackrock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A - 1.88762% 4/20/33
Floating Rate (Qtrly LIBOR + 170)
(a) (b) (c)
5,500,000 5,499,967
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A - 2.01888% 12/15/28
Floating Rate (Qtrly LIBOR + 190)
(a) (b) (c)
4,446,807 4,453,306
Cerberus Loan Funding XXIX LP (CERB)
Series 2020-2A Class A - 2.08375% 10/15/32
Floating Rate (US0003M + 190)
(a) (b) (c)
4,500,000 4,506,903
Cerberus Loan Funding XXVIII LP (CERB)
Series 2020-1A Class A - 2.03375% 10/15/31
Floating Rate (Qtrly LIBOR + 185)
(a) (b) (c)
5,500,000 5,518,997
Cerberus Loan Funding XXXII LP (CERB)
Series 2021-2A Class A 4/22/33 Floating
Rate (US0003M + 162)
(a) (b) (c)
3,000,000 2,999,994
Fortress Credit Opportunities XV CLO Ltd.
(FCO)
Series 2021-15A Class AT - 1.74513%
4/25/33 Floating Rate (Qtrly LIBOR + 155)
(a)
(b) (c)
3,500,000 3,499,906
Golub Capital Partners CLO 31M Ltd. (GOCAP)
Series 2016-31A Class CR - 3.07638%
8/05/30 Floating Rate (Qtrly LIBOR + 290)
(a)
(b) (c)
1,000,000 996,030
Lake Shore Mm CLO III LLC (LSHR)
Series 2020-1 Class A - 2.48375% 10/15/29
Floating Rate (US0003M + 230)
(a) (c)
3,000,000 3,009,285
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class A1R - 1.78349%
7/15/33 Floating Rate (US0003M + 169)
(a) (b) (c)
5,000,000 5,000,000
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 - 1.40495% 4/20/29
Floating Rate (Qtrly LIBOR + 125)
(a) (b) (c)
3,000,000 2,999,988
a
55,015,218
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2020-A Class A - 2.1% 2/18/25
(a)
6,750,000 6,812,694
Series 2021-A Class A - 0.88% 8/15/25
(a)
2,150,000 2,153,801
Bankers Healthcare Group Securitization Trust
(BHG)
Series 2020-A Class A - 2.56% 9/17/31
(a)
4,382,347 4,452,597

Short Duration Income Fund
(Continued)
Schedule of Investments
June 30, 2021 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
BHG Securitization Trust (BHG)
Series 2021-A Class A - 1.42% 11/17/33
(a)
1,000,000 1,000,630
Conn's Receivables Funding LLC (CONN)
Series 2020-A Class A - 1.71% 6/16/25
(a)
111,068 111,193
Foundation Finance Trust (FFIN)
Series 2019-1A Class A - 3.86% 11/15/34
(a)
1,796,617 1,856,180
Freed ABS Trust (FREED)
Series 2020-3FP Class A - 2.4% 9/20/27
(a)
110,633 110,783
Series 2020-FP1 Class A - 2.52% 3/18/27
(a)
504,120 506,721
Series 2021-1CP Class A - 0.66% 3/20/28
(a)
1,089,077 1,089,910
Series 2021-2 Class A - 0.68% 6/19/28
(a)
1,389,497 1,390,470
Marlette Funding Trust (MFT)
Series 2019-1A Class A - 3.44% 4/16/29
(a)
49,717 49,820
Series 2019-2A Class A - 3.13% 7/16/29
(a)
202,785 203,520
Series 2019-3A Class A - 2.69% 9/17/29
(a)
390,741 392,462
Series 2019-4A Class A - 2.39% 12/17/29
(a)
741,143 745,015
Series 2020-1A Class A - 2.24% 3/15/30
(a)
217,196 217,587
Series 2020-2A Class A - 1.02% 9/16/30
(a)
610,840 611,416
Series 2021-1A Class A - 0.6% 6/16/31
(a)
2,218,255 2,220,220
Office Properties Income Trust (OMFIT)
Series 2018-1A Class B - 3.61% 3/14/29
(a)
1,500,000 1,534,272
Onemain Financial Issuance Trust (OMFIT)
Series 2018-1A Class A - 3.3% 3/14/29
(a)
8,610,349 8,639,995
Pagaya AI Debt Selection Trust (PAID)
Series 2020-3 Class A - 2.1% 5/17/27
(a)
2,198,798 2,215,231
Series 2021-1 Class A - 1.18% 11/15/27
(a)
6,424,823 6,440,743
Series 2021-HG1 Class A - (0.01)% 1/16/29 5,000,000 5,003,586
Small Business Lending Trust (SBIZ)
Series 2020-A Class A - 2.62% 12/15/26
(a)
550,565 552,442
SoFi Consumer Loan Program Trust (SCLP)
Series 2018-4 Class C - 4.17% 11/26/27
(a)
3,450,000 3,520,735
Series 2019-2 Class A - 3.01% 4/25/28
(a)
141,963 142,524
Series 2019-3 Class A - 2.9% 5/25/28
(a)
674,280 677,854
Series 2019-4 Class A - 2.45% 8/25/28
(a)
444,505 447,286
Series 2020-1 Class A - 2.02% 1/25/29
(a)
656,595 662,112
Upgrade Receivables Trust (UPGR)
Series 2019-1A Class C - 5.15% 3/15/25
(a)
158,062 158,284
Series 2019-2A Class B - 3.51% 10/15/25
(a)
1,707,332 1,709,852
Upstart Securitization Trust (UPST)
Series 2017-2 Class C - 5.59% 3/20/25
(a)
580,119 581,200
Series 2018-2 Class C - 5.494% 12/22/25
(a)
415,630 417,430
Series 2019-2 Class B - 3.734% 9/20/29
(a)
1,250,000 1,267,995
Series 2019-3 Class A - 2.684% 1/21/30
(a)
964,131 969,674
Series 2020-1 Class A - 2.322% 4/22/30
(a)
2,254,625 2,270,185
Series 2020-3 Class A - 1.702% 11/20/30
(a)
2,949,450 2,967,523
Series 2021-1 Class A - 0.87% 3/20/31
(a)
1,649,547 1,653,300
Series 2021-2 Class A - 0.91% 6/20/31
(a)
1,684,316 1,686,289
a
67,443,531
a
Equipment
Amur Equipment Finance Receivables IX LLC
(AXIS)
Series 2021-1A Class A1 - 0.22% 4/20/22
(a)
173,690 173,705
Series 2021-1A Class A2 - 0.75% 11/20/26
(a)
4,250,000 4,253,616
Amur Equipment Finance Receivables VIII LLC
(AXIS)
Series 2020-1A Class A2 - 1.68% 8/20/25
(a)
1,120,022 1,127,377
BCC Funding Corp XVI LLC (BCCFC)
Series 2019-1A Class A2 - 2.46% 8/20/24
(a)
2,234,690 2,264,105
BCC Funding XVII LLC (BCCFC)
Series 2020-1 Class A2 - 0.91% 8/20/25
(a)
750,000 752,950
a
a a
$ Principal
Amount $ Value a
a
CCG Receivables Trust (CCG)
Series 2019-1 Class B - 3.22% 9/14/26
(a)
250,000 257,994
Series 2019-2 Class A2 - 2.11% 3/15/27
(a)
1,228,666 1,242,987
Dell Equipment Finance Trust (DEFT)
Series 2019-1 Class C - 3.14% 3/22/24
(a)
2,750,000 2,784,417
Dext ABS LLC (DEXT)
Series 2020-1 Class A - 1.46% 2/16/27
(a)
2,514,994 2,527,653
GreatAmerica Leasing Receivables Funding
LLC (GALC)
Series 2020-1 Class A2 - 1.76% 6/15/22
(a)
3,197,759 3,210,565
Hewett-Packard Financial Services Equipment
Trust (HPEFS)
Series 2020-1A Class A2 - 1.73% 2/20/30
(a)
653,344 655,691
HPEFS Equipment Trust (HPEFS)
Series 2019-1A Class D - 2.72% 9/20/29
(a)
1,000,000 1,021,603
Series 2020-1A Class A3 - 1.76% 2/20/30
(a)
3,500,000 3,536,820
Series 2021-1A Class A1 - 0.1653% 3/21/22
(a)
527,684 527,702
MMAF Equipment Finance LLC (MMAF)
Series 2016-AA Class A4 - 1.76% 1/17/23
(a)
201,767 202,256
Pawnee Equipment Receivables (PWNE)
Series 2020-1 Class A - 1.37% 11/17/25
(a)
2,636,343 2,650,386
Pawnee Equipment Receivables Series LLC
(PWNE)
Series 2019-1 Class A2 - 2.29% 10/15/24
(a)
4,623,308 4,669,653
a
31,859,480
a
Other
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A - 2.74% 2/25/39
(a)
358,985 372,999
Octane Receivables Trust (OCTL)
Series 2019-1A Class A - 3.16% 9/20/23
(a)
1,308,997 1,320,779
Series 2020-1A Class A - 1.71% 2/20/25
(a)
4,801,076 4,844,174
Series 2021-1A Class A - 0.93% 3/22/27
(a)
1,984,818 1,987,326
Sierra Timeshare Receivables Funding LLC
(SRFC)
Series 2019-2A Class A - 2.59% 5/20/36
(a)
780,798 800,270
Series 2019-2A Class B - 2.82% 5/20/36
(a)
97,600 100,028
Series 2020-2A Class A - 1.33% 7/20/37
(a)
1,310,243 1,318,958
10,744,534
a
Total Asset-Backed Securities (Cost $212,113,162) 213,218,307
Commercial Mortgage-Backed Securities - 9 .6%
a
a
ACRES Commercial Realty Corp. (XAN)
Series 2020-RSO8 Class C - 2.62448%
3/15/35 Floating Rate (Mthly LIBOR + 215)
(a)
3,750,000 3,757,969
Series 2020-RSO8 Class D - 2.62448%
3/15/35 Floating Rate (Mthly LIBOR + 250)
(a)
1,500,000 1,502,816
BFLD Trust (BFLD)
Series 2020-OBRK Class A - 2.123%
11/15/22 Floating Rate (Mthly LIBOR + 205)
(a)
2,625,000 2,660,646
BPCRE Ltd. (BPCRE)
Series 2021-FL1 Class AS - 1.23175%
2/15/37 Floating Rate (Mthly LIBOR + 115)
(a)
(b)
4,000,000 4,014,000
BPR Trust (BPR)
Series 2021-KEN Class A - 1.323% 2/15/29
Floating Rate (US0001M + 125)
(a)
3,000,000 3,003,011

a
a a
$ Principal
Amount $ Value a
a
GPMT Ltd. (GPMT)
Series 2018-FL1 Class C - 2.24338%
11/19/35 Floating Rate (Mthly LIBOR + 215)
(a)
(b)
7,300,000 7,302,365
Series 2018-FL1 Class D - 3.04338%
11/21/35 Floating Rate (Mthly LIBOR + 295)
(a)
(b)
4,500,000 4,478,209
Series 2021-FL3 Class A - 1.3325% 7/16/35
Floating Rate (Mthly LIBOR + 125)
(a) (b)
5,000,000 5,000,000
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A - 1.12463% 6/16/36
Floating Rate (Mthly LIBOR + 105)
(a) (b)
4,750,000 4,750,000
Hilton USA Trust (HILT)
Series 2016-SFP Class E - 5.5191%
11/05/35
(a)
4,300,000 4,358,621
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A - 1.37288%
7/15/36 Floating Rate (Mthly LIBOR + 130)
(a)
(b)
5,000,000 5,000,000
PFP Ltd. (PFP)
Series 2019-5 Class B - 1.72463% 4/14/36
Floating Rate (US0001M + 165)
(a) (b)
2,500,000 2,505,650
Series 2019-5 Class C - 2.07463% 4/14/36
Floating Rate (Mthly LIBOR + 200)
(a) (b)
1,500,000 1,503,390
Series 2021-7 Class AS - 1.22288% 4/14/38
Floating Rate (US0001M + 115)
(a) (b)
4,500,000 4,504,554
Ready Capital Mortgage Financing LLC (RCMT)
Series 2020-FL4 Class A - 2.2415% 2/25/35
Floating Rate (US0001M + 215)
(a)
3,999,827 4,035,669
RETL (RETL)
Series 2019-RVP Class C - 2.173% 3/15/36
Floating Rate (Mthly LIBOR + 210)
(a)
1,509,157 1,508,406
VMC Finance LLC (VMC)
Series 2018-FL2 Class C - 2.03175%
10/15/35 Floating Rate (Mthly LIBOR + 195)
(a)
4,200,000 4,210,790
Series 2021-FL4 Class A - 1.1825% 6/16/36
Floating Rate (Mthly LIBOR + 110)
(a)
5,000,000 5,000,000
a
Total Commercial Mortgage-Backed Securities (Cost
$68,979,639) 69,096,096
Mortgage-Backed Securities - 14 .8%
a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class BW - 4% 3/15/25 492,916 514,835
Series 4107 Class LW - 1.75% 8/15/27 3,920,485 3,946,869
Series 4281 Class AG - 2.5% 12/15/28 359,430 365,952
Series 4107 Class LA - 2.5% 5/15/31 5,639,030 5,687,829
Series 3003 Class LD - 5% 12/15/34 606,199 696,119
Series 2952 Class PA - 5% 2/15/35 292,249 319,320
Series 3620 Class PA - 4.5% 12/15/39 551,602 597,045
Series 3842 Class PH - 4% 4/15/41 656,997 718,206
a
Pass-Through Securities
G18190 – 5.5% 6/01/22 1,952 1,983
G13300 – 4.5% 5/01/23 23,356 24,490
G18296 – 4.5% 2/01/24 69,991 73,464
G18306 – 4.5% 4/01/24 155,731 163,471
G18308 – 4% 5/01/24 284,856 302,697
J13949 – 3.5% 12/01/25 1,320,432 1,411,190
E02804 – 3% 12/01/25 872,979 918,240
J14649 – 3.5% 4/01/26 849,829 908,138
a
a a
$ Principal
Amount $ Value a
a
E02948 – 3.5% 7/01/26 2,716,837 2,905,362
J16663 – 3.5% 9/01/26 2,366,629 2,530,719
E03033 – 3% 2/01/27 1,434,164 1,510,128
ZS8692 – 2.5% 4/01/33 1,041,519 1,088,190
G01818 – 5% 5/01/35 737,449 831,057
25,515,304
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2010-54 Class WA - 3.75% 6/25/25 164,968 168,533
a
Pass-Through Securities
888595 – 5% 1/01/22 1,879 1,957
888439 – 5.5% 6/01/22 3,687 3,723
AR8198 – 2.5% 3/01/23 788,446 822,433
MA1502 – 2.5% 7/01/23 703,573 733,901
995960 – 5% 12/01/23 40,134 41,809
AD0629 – 5% 2/01/24 35,279 36,752
930667 – 4.5% 3/01/24 135,224 142,038
995693 – 4.5% 4/01/24 112,226 117,646
MA0043 – 4% 4/01/24 430,667 457,556
995692 – 4.5% 5/01/24 320,212 336,341
931739 – 4% 8/01/24 65,051 69,141
AE0031 – 5% 6/01/25 130,538 136,156
AD7073 – 4% 6/01/25 214,538 228,143
AL0471 – 5.5% 7/01/25 288,991 300,738
310139 – 3.5% 11/01/25 1,546,702 1,653,505
AB1769 – 3% 11/01/25 773,178 814,413
AH3429 – 3.5% 1/01/26 4,059,001 4,338,026
AB2251 – 3% 2/01/26 982,705 1,036,537
AB3902 – 3% 11/01/26 686,989 723,151
AB4482 – 3% 2/01/27 3,405,850 3,603,310
AL1366 – 2.5% 2/01/27 1,347,066 1,411,811
AB6291 – 3% 9/01/27 684,435 723,245
MA3189 – 2.5% 11/01/27 1,182,258 1,233,221
MA3791 – 2.5% 9/01/29 2,358,810 2,473,114
BM5708 – 3% 12/01/29 1,849,685 1,952,722
MA0587 – 4% 12/01/30 2,119,760 2,279,445
BA4767 – 2.5% 1/01/31 1,363,393 1,427,485
AS7701 – 2.5% 8/01/31 3,572,804 3,758,805
555531 – 5.5% 6/01/33 1,531,849 1,767,505
MA3540 – 3.5% 12/01/33 1,353,236 1,448,758
725232 – 5% 3/01/34 140,802 160,521
995112 – 5.5% 7/01/36 682,558 791,380
35,193,821
a
Government National Mortgage Association
Pass-Through Securities
5255 – 3% 12/20/26 2,979,898 3,128,300
a
Non-Government Agency
Collateralized Mortgage Obligations
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3A Class A1 - 2.724% 11/25/59
(a)
(c)
2,059,377 2,100,801
Citigroup Mortgage Loan Trust, Inc. (CMLTI)
Series 2014-A Class A - 4% 1/25/35
(a) (c)
574,801 606,603
COLT Mortgage Loan Trust (COLT)
Series 2019-4 Class A1 - 2.579% 11/25/49
(a) (c)
1,710,913 1,719,080

Short Duration Income Fund
(Continued)
Schedule of Investments
June 30, 2021 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Deephaven Residential Mortgage Trust (DRMT)
Series 2019-3A Class A1 - 2.964% 7/25/59
(a)
(c)
1,404,063 1,409,983
Series 2019-4A Class A1 - 2.791% 10/25/59
(a)
(c)
589,209 593,817
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 - 3% 3/25/47
(a) (c)
1,256,323 1,280,873
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2020-NQM1 Class A1 - 1.382%
9/27/60
(a) (c)
1,117,549 1,122,726
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 - 3.5% 6/25/29
(a) (c)
1,334,436 1,364,980
Series 2014-5 Class A1 - 2.91041%
10/25/29
(a) (c)
2,786,228 2,870,041
Series 2016-3 Class 2A1 - 3% 10/25/46
(a) (c)
2,261,956 2,285,293
Series 2017-3 Class 2A2 - 2.5% 8/25/47
(a) (c)
4,211,041 4,266,608
Series 2018-6 Class 2A2 - 3% 12/25/48
(a) (c)
1,268,151 1,298,672
Series 2020-7 Class A4 - 3% 1/25/51
(a) (c)
654,163 663,520
Series 2020-8 Class A4 - 3% 3/25/51
(a) (c)
849,250 858,028
Series 2021-4 Class A4 - 2.5% 8/25/51
(a) (c)
2,922,318 2,997,461
Series 2021-6 Class A4 - 2.5% 10/25/51
(a) (c)
6,141,809 6,299,737
Series 2021-8 Class A4 - 2.5% 12/25/51 2,000,000 2,056,328
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A4 - 3% 2/25/50
(a) (c)
3,380,807 3,401,682
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A1 - 4.5% 8/25/49
(a) (c)
1,806,618 1,823,123
Series 2019-CH3 Class A10 - 4% 9/25/49
(a) (c)
308,967 309,627
Series 2019-4 Class A4 - 3.5% 11/25/49
(a) (c)
197,974 198,656
Series 2019-5 Class A4 - 3.5% 12/25/49
(a) (c)
811,268 814,643
Series 2020-1 Class A4 - 3.5% 2/25/50
(a) (c)
149,007 149,678
Series 2020-2 Class A4 - 3.5% 3/25/50
(a) (c)
699,422 705,713
Series 2020-3 Class A4 - 3% 4/25/50
(a) (c)
1,169,798 1,184,471
42,382,144
a
Total Mortgage-Backed Securities (Cost $102,721,978) 106,219,569
U.S. Treasuries - 20 .6%
a
a
U.S. Treasury Notes
1.125% 7/31/21 15,000,000 15,013,485
2% 7/31/22 17,000,000 17,350,625
2% 2/15/23 7,000,000 7,205,762
1.5% 2/28/23 25,000,000 25,541,015
2% 5/31/24 15,000,000 15,678,516
0.25% 8/31/25 15,000,000 14,701,758
1.875% 7/31/26 15,000,000 15,740,039
1.625% 10/31/26 12,000,000 12,431,719
1.125% 2/28/27 6,500,000 6,547,988
1.125% 2/29/28 16,000,000 15,955,000
1.25% 3/31/28 2,000,000 2,008,203
a
Total U.S. Treasuries (Cost $146,061,805) 148,174,110
Common Stocks - 0 .7%
a
Financials
% of Net
Assets Shares $ Value
Mortgage REITs 0.7
Redwood Trust, Inc. 410,000 4,948,700
a
Total Investments in Securities (Cost $663,439,767) 676,402,511
Other Assets Less Other Liabilities -  5.9% 42,324,800
Net Assets - 100% 718,727,311
Net Asset Value Per Share - Investor Class 12.38
Net Asset Value Per Share - Institutional Class 12.40
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

Ultra Short Government Fund
Schedule of Investments
June 30, 2021 (Unaudited)
Corporate Bonds - 0 .7%
a
a a
$ Principal
Amount $ Value a
a
Dominion Energy, Inc. Series 2016-C
Series 2016-C 2% 8/15/21 (Cost $500,794) 500,000 500,321
Asset-Backed Securities - 11 .5%
a
a
Automobile
American Credit Acceptance Receivables Trust
(ACAR)
Series 2020-1 Class A - 1.89% 4/13/23
(a)
3,539 3,541
Series 2020-4 Class A - 0.53% 3/13/24
(a)
227,928 228,164
Series 2021-2 Class A - 0.37% 10/15/24
(a)
228,307 228,468
Series 2021-3 Class A - 0.62% 10/13/23
(a)
150,772 150,870
ARI Fleet Lease Trust (ARIFL)
Series 2019-A Class A2A - 2.41% 11/15/27
(a)
273,167 275,577
Series 2020-A Class A2 - 1.77% 8/15/28
(a)
648,578 652,559
Carvana Auto Receivables Trust (CRVNA)
Series 2019-2A Class B - 2.74% 12/15/23
(a)
276,369 278,278
DT Auto Owner Trust (DTAOT)
Series 2020-3A Class A - 0.54% 4/15/24
(a)
130,800 130,979
Enterprise Fleet Funding LLC (EFF)
Series 2021-1 Class A1 - 0.16793% 3/21/22
(a)
218,796 218,803
First Investors Auto Owner Trust (FIAOT)
Series 2017-1A Class D - 3.6% 4/17/23
(a)
317,000 318,946
Foursight Capital Automobile Receivables Trust
(FCRT)
Series 2021-1 Class A1 - 0.26978% 2/15/22
(a)
29,165 29,165
GLS Auto Receivables Issuer Trust (GCAR)
Series 2019-3A Class A - 2.58% 7/17/23
(a)
23,578 23,694
Series 2020-1A Class A - 2.17% 2/15/24
(a)
302,488 304,243
Series 2020-4A Class A - 0.52% 2/15/24
(a)
375,884 376,273
United Auto Credit Securitization Trust (UACST)
Series 2020-1 Class A - 0.85% 5/10/22
(a)
1,167 1,167
Series 2021-1 Class A - 0.34% 7/10/23
(a)
357,991 358,057
Westlake Automobile Receivables Trust
(WLAKE)
Series 2020-2A Class A2A - 0.93% 2/15/24
(a)
410,646 411,735
a
3,990,519
a
Consumer & Specialty Finance
Marlette Funding Trust (MFT)
Series 2019-2A Class A - 3.13% 7/16/29
(a)
121,671 122,112
Series 2020-2A Class A - 1.02% 9/16/30
(a)
390,938 391,306
Onemain Financial Issuance Trust (OMFIT)
Series 2018-1A Class A - 3.3% 3/14/29
(a)
533,039 534,874
Upstart Securitization Trust (UPST)
Series 2019-2 Class A - 2.897% 9/20/29
(a)
86,944 87,121
Series 2020-1 Class A - 2.322% 4/22/30
(a)
356,181 358,639
a
1,494,052
a
Equipment
Amur Equipment Finance Receivables IX LLC
(AXIS)
Series 2021-1A Class A1 - 0.22% 4/20/22
(a)
521,071 521,114
BCC Funding XIV LLC (BCCFC)
Series 2018-1A Class B - 3.39% 8/21/23
(a)
84,275 84,453
BCC Funding XVII LLC (BCCFC)
Series 2020-1 Class A1 - 0.30965%
10/20/21
(a)
51,214 51,219
Dell Equipment Finance Trust (DEFT)
Series 2020-2 Class A2 - 0.47% 10/24/22
(a)
381,417 381,923
a
a a
$ Principal
Amount $ Value a
a
GreatAmerica Leasing Receivables Funding
LLC (GALC)
Series 2020-1 Class A2 - 1.76% 6/15/22
(a)
314,233 315,492
HPEFS Equipment Trust (HPEFS)
Series 2021-1A Class A1 - 0.1653% 3/21/22
(a)
263,842 263,851
MMAF Equipment Finance LLC (MMAF)
Series 2016-AA Class A4 - 1.76% 1/17/23
(a)
87,152 87,363
SCF Equipment Leasing LLC (SCFET)
Series  2021-1A Class A1 - 0.23387%
3/11/22
(a)
163,630 163,630
Series 2020-1A Class A2 - 0.68% 10/20/25
(a)
410,010 410,837
2,279,882
a
Total Asset-Backed Securities (Cost $7,751,495) 7,764,453
U.S. Treasuries - 82 .1%
a
a
U.S. Treasury Notes
1.125% 8/31/21 19,000,000 19,034,165
2.75% 9/15/21 7,000,000 7,039,023
2.875% 10/15/21 9,750,000 9,829,751
1.625% 12/31/21 2,000,000 2,015,597
1.875% 1/31/22 6,000,000 6,063,692
0.375% 3/31/22 11,500,000 11,525,587
a
Total U.S. Treasuries (Cost $55,505,136) 55,507,815
Total Investments in Securities (Cost $63,757,425) 63,772,589
Other Assets Less Other Liabilities -  5.7% 3,823,496
Net Assets - 100% 67,596,085
Net Asset Value Per Share - Institutional Class 10.00
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

Value Fund
Schedule of Investments
June 30, 2021 (Unaudited)
Common Stocks - 95 .7%
a
Information Technology
% of Net
Assets Shares $ Value
Data Processing & Outsourced
Services 11.1
Visa, Inc. - Class A 170,000 39,749,400
Mastercard, Inc. - Class A 100,000 36,509,000
Fidelity National Information Services,
Inc. 240,000 34,000,800
a
Semiconductors 3.6
Analog Devices, Inc. 210,000 36,153,600
a
Application Software 2.9
salesforce.com, Inc.
(a)
120,000 29,312,400
a
IT Consulting & Other Services 2.7
Accenture plc - Class A
(b)
90,000 26,531,100
a
Systems Software 2.5
Oracle Corp. 325,000 25,298,000
a
22.8 227,554,300
Communication Services
Interactive Media & Services 11.9
Alphabet, Inc. - Class C
(a)
28,000 70,176,960
Facebook, Inc. - Class A
(a)
140,000 48,679,400
a
Cable & Satellite 10.8
Liberty Broadband Corp. - Class C
(a)
280,000 48,624,800
Liberty Media Corp-Liberty SiriusXM
- Class C
(a)
650,000 30,153,500
Comcast Corp. - Class A 500,000 28,510,000
a
22.7 226,144,660
Financials
Insurance Brokers 4.8
Aon plc - Class A
(b)
200,000 47,752,000
a
Multi-Sector Holdings 4.6
Berkshire Hathaway, Inc. - Class B
(a)
165,000 45,856,800
a
Investment Banking & Brokerage 4.4
The Charles Schwab Corp. 600,000 43,686,000
a
Financial Exchanges & Data 2.5
S&P Global, Inc. 62,500 25,653,125
a
Diversified Banks 2.2
JPMorgan Chase & Co. 140,000 21,775,600
a
18.5 184,723,525
Health Care
Health Care Equipment 4.0
Danaher Corp. 150,000 40,254,000
a
Life Sciences Tools & Services 3.8
Thermo Fisher Scientific, Inc. 75,000 37,835,250
a
Health Care Services 3.5
Laboratory Corp. of America
Holdings
(a)
125,000 34,481,250
a
11.3 112,570,500
a
Consumer Discretionary
% of Net
Assets Shares $ Value
Automotive Retail 5.6
CarMax, Inc.
(a)
225,000 29,058,750
AutoZone, Inc.
(a)
17,500 26,113,850
a
Internet & Direct Marketing Retail 2.9
Amazon.com, Inc.
(a)
8,500 29,241,360
a
8.5 84,413,960
Industrials
Research & Consulting Services 3.5
CoStar Group, Inc.
(a)
420,000 34,784,400
a
Industrial Conglomerates 2.6
Roper Technologies, Inc. 55,000 25,861,000
a
6.1 60,645,400
Materials
Construction Materials 3.6
Vulcan Materials Co. 205,000 35,684,350
a
Industrial Gases 2.2
Linde plc
(b)
75,000 21,682,500
a
5.8 57,366,850
a
Total Common Stocks (Cost $428,916,134) 953,419,195
Cash Equivalents - 3 .0%
a
a
a
U.S. Treasury Bills, 0.04% to 0.04%,
7/20/21 to 7/27/21
(c)
30,000,000 29,999,167
a
Total Cash Equivalents (Cost $29,999,267) 29,999,167
Total Investments in Securities (Cost $458,915,401) 983,418,362
Other Assets Less Other Liabilities -  1.3% 13,139,598
Net Assets - 100% 996,557,960
Net Asset Value Per Share - Investor Class 59.29
Net Asset Value Per Share - Institutional Class 60.41
(a) Non-income producing
(b) Foreign domiciled entity.
(c) Interest rates presented represent the effective yield at June 30, 2021.

NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2021 (Unaudited)
(1) Disclaimer
The schedule of portfolio holdings are unaudited and are presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.
(2) Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:
(3) Additional Information
The Funds’ annual and semi-annual reports contain further information, including the Funds’ significant accounting policies, pricing and fair valuation information and risks. These reports are available on the Funds’ website at weitzinvestments.com.
Value
3/31/2021
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value
6/30/2021
Shares
as of
6/30/2021
Dividend
Income
Capital Gains
Distribution
Partners III Opportunity Fund:
Intelligent Systems Corp $ 6,386,950 $ - $ (616,258) $ 605,758 $ (6,556,650) $ 9,819,800 630,000 $ - $ -